Significant accounting policies - New standards and interpretations not yet adopted (Details)	12 Months Ended
Dec. 31, 2021
Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current
Disclosure of initial application of standards or interpretations [line items]
Standard/interpretation	Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current
Effective date	Jan. 01, 2023
Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies
Disclosure of initial application of standards or interpretations [line items]
Standard/interpretation	Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies
Effective date	Jan. 01, 2023
Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates
Disclosure of initial application of standards or interpretations [line items]
Standard/interpretation	Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates
Effective date	Jan. 01, 2023
Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction
Disclosure of initial application of standards or interpretations [line items]
Standard/interpretation	Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction
Effective date	Jan. 01, 2023
Amendments to IFRS 3 Business Combinations
Disclosure of initial application of standards or interpretations [line items]
Standard/interpretation	Amendments to IFRS 3 Business Combinations
Effective date	Jan. 01, 2022
Amendments to IAS 16 Property, Plant and Equipment
Disclosure of initial application of standards or interpretations [line items]
Standard/interpretation	Amendments to IAS 16 Property, Plant and Equipment
Effective date	Jan. 01, 2022
Amendments to IAS 37 Provisions, Contingent Liabilities and Contingent Assets
Disclosure of initial application of standards or interpretations [line items]
Standard/interpretation	Amendments to IAS 37 Provisions, Contingent Liabilities and Contingent Assets
Effective date	Jan. 01, 2022
Annual Improvements 2018-2020
Disclosure of initial application of standards or interpretations [line items]
Standard/interpretation	Annual Improvements 2018-2020
Effective date	Jan. 01, 2022